SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

April 18, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Centre Funds (the “Trust”) Form N-14 (File No. 333- )

Dear Sir or Madam:

Attached herewith is the Registration Statement of the Trust on Form N-14 (the “Registration Statement”) in connection with the proposed acquisition by Centre Global Infrastructure Fund (the “Acquiring Fund”), a series of the Trust, of all of the assets and all of the liabilities of SkyBridge Dividend Value Fund (the “Acquired Fund”), a series of an unaffiliated open-end management investment company, pursuant to the terms and conditions of an Agreement and Plan of Reorganization (the “Plan”) among (i) the Trust, on behalf of the Acquiring Fund; (ii) FundVantage Trust, on behalf of the Acquired Fund; and (iii) SkyBridge Capital II, LLC and Centre Asset Management, LLC, the investment advisers to the Acquired Fund and the Acquiring Fund, respectively.

This Registration Statement is filed pursuant to Rule 488 under the Securities Act of 1933 and will become automatically effective on May 20, 2019.

If you have any questions regarding the filing, please contact the undersigned or Paul M. Miller of this office at 202-737-8833.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

cc: James A. Abate